Digital Assets - Schedule of Digital Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Digital Assets [Line Items]
Digital assets	$ 7,573	$ 1,085
BTC [Member]
Schedule of Digital Assets [Line Items]
Digital assets	2,462	1,085
DOGE [Member]
Schedule of Digital Assets [Line Items]
Digital assets	157
ETH [Member]
Schedule of Digital Assets [Line Items]
Digital assets	4,921
LTC [Member]
Schedule of Digital Assets [Line Items]
Digital assets	$ 33